Share capital - Restricted share units Outstanding (Details) - RSUs - $ / shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of options outstanding	522,385	649,473	507,849
Restricted share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Exercise price	$ 3.42
Weighted average contractual life	8 years 11 months 8 days
Number of options outstanding	522,385